QUARTERLY INFORMATION (unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended						4 Months Ended		9 Months Ended		12 Months Ended
	Feb. 23, 2019	Dec. 01, 2018	Sep. 08, 2018	Feb. 24, 2018	Dec. 02, 2017	Sep. 09, 2017	Jun. 16, 2018	Jun. 17, 2017	Nov. 30, 2019	Dec. 01, 2018	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Quarterly Financial Information Disclosure [Abstract]
Net sales and other revenue	$ 14,016.6	$ 13,840.4	$ 14,024.1	$ 14,033.7	$ 13,599.2	$ 13,831.7	$ 18,653.4	$ 18,460.0	$ 47,018.3	$ 46,517.9	$ 60,534.5	$ 59,924.6	$ 59,678.2
Gross profit	4,058.7	3,852.4	3,812.8	3,948.3	3,624.6	3,729.7	5,170.7	5,058.5	13,176.2	12,835.9	16,894.6	16,361.1	16,640.5
Operating income	288.4	174.4	131.4	181.8	(101.0)	(219.8)	193.1	82.4	1,110.5	498.9	787.3	(56.6)	607.6
Income (loss) before income taxes	137.0	(19.8)	(44.3)	15.3	(305.4)	(422.9)	(20.7)	(204.5)	509.1	(84.8)	52.2	(917.5)	(463.6)
Income tax (benefit) expense	1.4	(65.4)	(11.9)	(373.0)	(523.5)	(67.7)	(3.0)	0.4	110.5	(80.3)	(78.9)	(963.8)	(90.3)
Net income (loss)	$ 135.6	$ 45.6	$ (32.4)	$ 388.3	$ 218.1	$ (355.2)	$ (17.7)	$ (204.9)	$ 398.6	$ (4.5)	$ 131.1	$ 46.3	$ (373.3)
Basic and diluted net income (loss) per common share	$ 0.49	$ 0.16	$ (0.12)	$ 1.39	$ 0.78	$ (1.27)	$ (0.06)	$ (0.73)			$ 0.47	$ 0.17